Sep. 03, 2021
Geneva SMID Cap Growth Fund
Geneva SMID Cap Growth Fund
Investment Objective
The Geneva SMID Cap Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Shareholder Servicing Plan Fees	0.15%	None
Other Expenses(1)	1.02%	1.02%
Total Annual Fund Operating Expenses	2.22%	1.82%
Fee Waiver and Expense Reimbursement(2)	(0.97)%	(0.97)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	1.25%	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through August 31, 2024.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Investor Class Shares	$127	$397
Institutional Class Shares	$87	$271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.
Principal Investment Strategies
The Fund invests, under normal market conditions, in common stocks of publicly traded companies that the Adviser believes demonstrate, at the time of a stock’s purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, strong earnings growth potential and experienced management.

The Fund’s investment focus is on U.S. companies (companies that are headquartered or have primary operations in the U.S.) whose market capitalizations are generally within the market capitalization range of the companies represented in the Russell 2500TM Growth Index (the “Index”) at time of purchase (“small- and mid-cap companies”), although the Fund may invest in companies outside this range. As of May 31, 2021, the market capitalization range of companies comprising the Index was $34.6 million to $29.1 billion. Under normal circumstances, the Fund invests at least 80% of its net assets in small- and mid-cap companies. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. Because the Fund seeks out long-term investments and may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the Fund’s holdings can have market capitalizations outside the range of the Index at any given time. In selecting growth stocks for the Fund, the Adviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through research, meetings with management and analysis of the company’s financial statements and public disclosures). In doing so, the Adviser seeks to identify companies with conservative balance sheets, high return on equity and return on assets, and high historical and projected revenue and earnings growth. The Adviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries). At times, the Adviser’s bottom-up investment selection process may result in the Fund’s portfolio being overweight or underweight in one or more sector or industries relative to the Index.

A complete position will be sold from the portfolio when the Adviser believes there is a major negative change in the long-term outlook for the company or industry, if there is a change in the underlying fundamental of the company or if the company is acquired.

Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are summarized below.

New Fund Risk. As of the date of this Prospectus, the Fund has no operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Small- and Mid-Cap Companies Risk. There may be less trading in the stocks of small- and mid-cap companies, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Small- and mid-cap companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company, and may depend upon a relatively small management group.

Growth Style Risk. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the Fund may suffer a loss as the price of the company’s stock may fall or not approach the value that the
Adviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Common Stock Risk. While common stocks have historically generated higher average returns than fixed income securities over the long-term, common stock has also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Market Risk. One or more markets in which the Fund invests may go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. For example, the Fund may face challenges with respect to its day-to-day operations if key personnel of the Adviser or other service providers are unavailable due to quarantines, restrictions on travel, or other restrictions imposed by state or federal regulatory authorities. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Sector Risk. Investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.
Performance
Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at www.genevacap.com/mutualfund or by calling the Fund toll-free at 1-855-213-2973.